Derivative financial instruments (Details 1)	12 Months Ended
	Dec. 31, 2017 USD ($) DMT	Dec. 31, 2016 USD ($) DMT
Disclosure of derivative financial instruments [Line Items]
Current derivative financial liabilities	$ 0	$ 1,524,000
Copper [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of Metal | DMT	24,846	29,121
Period of quotations	January – March	January - April
Current derivative financial liabilities	$ 2,508,000	$ 397,000
Gold [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of Metal | DMT	64,898	15,370
Period of quotations	January – March	January – February
Current derivative financial liabilities	$ 1,066,000	$ 481,000
Silver [Member]
Disclosure of derivative financial instruments [Line Items]
Period of quotations	January – April	January - April
Current derivative financial liabilities	$ 1,815,000	$ (1,825,000)
Lead [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of Metal	22,735	23,636
Period of quotations	January – April	January - April
Current derivative financial liabilities	$ 229,000	$ (801,000)
Zinc [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of Metal | DMT	54,603	29,407
Period of quotations	January – April	January – March
Current derivative financial liabilities	$ 1,806,000	$ (172,000)
Bottom of range [member] | Copper [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	6,645.36	2,985.28
Future quotation	7,112,500	5,535,760
Bottom of range [member] | Gold [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	1,256.45	1,139.75
Future quotation	1,258,000	1,151,000
Bottom of range [member] | Silver [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	16.02	16.32
Future quotation	16,070	16,420
Bottom of range [member] | Lead [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	2,333.23	1,871.58
Future quotation	2,488,000	2,017,000
Bottom of range [member] | Zinc [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	3,103.72	2,291.08
Future quotation	3,226,500	2,578,000
Top of range [member] | Copper [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	6,841.95	5,824.00
Future quotation	7,275,000	5,642,250
Top of range [member] | Gold [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	1,317.67	1,145.90
Future quotation	1,317,100	1,179,400
Top of range [member] | Silver [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	18.00	19.35
Future quotation	17,210	16,660
Top of range [member] | Lead [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	3,110.69	2,380.60
Future quotation	2,579,750	2,080,000
Top of range [member] | Zinc [Member]
Disclosure of derivative financial instruments [Line Items]
Provisional quotation	3,275.47	2,732.10
Future quotation	$ 3,343,500	$ 2,612,500